Background and Basis of Presentation - Yield, Inc (Parent) (Notes)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Background and Basis of Presentation
Background

NRG Yield, Inc., or the Company, is a dividend growth-oriented company formed on December 20, 2012. The Company used the net proceeds from its initial public offering of Class A common stock on July 22, 2013 to acquire 100%, or 22,511,250, of the Class A units of NRG Yield LLC. In connection with the acquisition of the Class A units, the Company also became the sole managing member of NRG Yield LLC, thereby acquiring a controlling interest. NRG Yield LLC, through its wholly owned subsidiary, NRG Yield Operating LLC, is a holder of a portfolio of contracted renewable and conventional generation and thermal infrastructure assets, primarily located in the Northeast, Southwest and California regions of the U.S.
Prior to the secondary offering, the Company and NRG owned 34.5% and 65.5% of NRG Yield LLC, respectively. On July 29, 2014, the Company issued 12,075,000 shares of Class A common stock in a secondary offering for net proceeds, after underwriting discount and expenses, of $630 million. The Company utilized the proceeds of the offering to acquire 12,075,000 additional Class A units of NRG Yield LLC and, as a result, subsequent to the secondary offering and as of December 31, 2014, the Company owns 44.7% of NRG Yield LLC, and consolidates the results of NRG Yield LLC through its controlling interest, with NRG's 55.3% interest shown as noncontrolling interest in the financial statements. The holders of the Company's issued and outstanding shares of Class A common stock an entitled to 100% of the Company's economic interests and are entitled to dividends. NRG receives distributions from Yield LLC through its ownership of Class B common units.
On May 5, 2015, the Company's stockholders approved amendments to the Company's certificate of incorporation that resulted in the creation of two new classes of capital stock, Class C common stock and Class D common stock. The recapitalization became effective on May 14, 2015, with the split of each outstanding share of Class A common stock into one share of Class A common stock and one share of Class C common stock, and the split of each outstanding share of Class B common stock into one share of Class B common stock and one share of Class D common stock.
The Class C common stock and Class D common stock have the same rights and privileges and rank equally, share ratably and are identical in all respects to the shares of Class A common stock and Class B common stock, respectively, as to all matters, except that each share of Class C common stock and Class D common stock is entitled to 1/100th of a vote on all stockholder matters. The par value per share of the Company’s Class A common stock and Class B common stock remains unchanged at $0.01 per share after the effect of the stock split described above. Accordingly, the stock split is accounted for as a stock dividend. The Company recorded a transfer between retained earnings and common stock equal to the par value of each share of Class C common stock and Class D common stock that is issued. The Company also gave retrospective effect to prior period share and per share amounts in the audited historical consolidated financial statements for the effect of the stock dividend, such that all periods are comparable. As such, the Company's historical financial statements previously filed with the SEC have been recast in this Current Report on Form 8-K to include the retrospective effect of the stock split on all the periods reported.

Basis of Presentation
The condensed parent-only company financial statements have been prepared in accordance with Rule 12-04 of
Regulation S-X, as the restricted net assets of NRG Yield, Inc.’s subsidiaries exceed 25% of the consolidated net assets of
NRG Yield, Inc. The parent's 100% investment in its subsidiaries has been recorded using the equity basis of accounting in the accompanying condensed parent-only financial statements. These statements should be read in conjunction with the consolidated statements and notes thereto of NRG Yield, Inc.